NET LOSS PER SHARE (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Stock Options and Warrants [Member]
Earnings Per Share Basic [Line Items]
Number of shares excluded from the calculation of diluted loss per share	60,895,000	62,994,000	59,134,662	61,473,817
Convertible Series A and Series B Preferred Stock [Member]
Earnings Per Share Basic [Line Items]
Number of shares excluded from the calculation of diluted loss per share	205,496,000	186,225,000	200,484,837	182,041,312
Convertible Notes [Member]
Earnings Per Share Basic [Line Items]
Number of shares excluded from the calculation of diluted loss per share	0	12,197,000	11,050,000	11,330,000